Document and Entity Information	Apr. 21, 2023
Cover [Abstract]
Entity Registrant Name	EXTREME NETWORKS INC
Amendment Flag	false
Entity Central Index Key	0001078271
Document Type	8-K
Document Period End Date	Apr. 21, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-40423
Entity Tax Identification Number	77-0430270
Entity Address, Address Line One	2121 RDU Center Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560
City Area Code	(408)
Local Phone Number	579-2800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	EXTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false